Long-term debt	12 Months Ended
Jun. 30, 2024
Long-term Debt
Long-term debt

15. Long-term debt

	June 30, 2024	June 30, 2023
Highly Affected Sectors Credit Availability Program (1)	$759,259	$870,370
Canadian Emergency Business Account (2)	-	40,000
Long-term loans (3)	4,068,139	-
Total	4,827,398	910,370
Less: current portion	448,229	151,111
Long-term portion	$4,379,169	$759,259

(1)	In 2021, the Company received a Highly Affected Sectors Credit Availability Program (HASCAP) loan for a total of $1,000,000 at 4% annual from Bank of Montreal. The loan has a ten-year amortization period with interest payment only for the first year. Principal payments commenced in May 2022. During the year ended June 30, 2024, the interest recorded and paid was $32,812 (2023 - $37,214).

(2)	The Company received a Canada Emergency Business Account (“CEBA”) interest-free loan for a total of $60,000 from the Government of Canada. The loan bears interest at 0% per annum and is repayable by January 18, 2024. If $40,000 is repaid in full on or before January 18, 2024 and certain conditions are met, which include the use of funds for non-deferrable operating expenses only, $20,000 of the loan will be forgiven. The Company repaid the loan in full on January 8, 2024.

(3)	The Company assumed these loans from the acquisition of OFIT GM and OFIT RT (Note 17). The loans were originally obtained on December 19, 2017 for a total principal amount of $6,070,839 with a variable interest rate based on Three Month Banker’s Acceptance Rate plus 1.98% which OFIT GM and OFIT RT have entered into interest rate swap agreements on the same loan grant date to fix the annual interest rate at 4.75%. The loans will mature on December 19, 2029. The interests are payable quarterly and principal are payable semi-annually, both commenced on March 19, 2018.

During the period from the acquisition date of November 1, 2024 to June 30, 2024, the interest recorded and paid was $153,237.

Interest rate swaps are accounted for as derivatives assets(liabilities) and recorded at fair value on the consolidated statements of financial position with change in fair value recorded in profit or loss. For the year ended June 30, 2024, the Company recorded fair value change loss of $137,101 in the statements of income and comprehensive income.

The loans are guaranteed by Panasonic Corporation North America and collateralized by the solar projects owned by OFIT GM and OFIT RT, including related contracts such as FIT contracts, site leases and similar contracts.

Estimated principal repayments are as follows:

2025	$448,229
2026	457,740
2027	467,686
2028	478,089
2028 onwards	2,975,654
Total	$4,827,398

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)